6. Commitments and Contingencies (Details)	Sep. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease commitment 2017	$ 79,300
Lease commitment thereafter	0
Sublease income	(26,400)
Net rent expense	$ 52,900